Acquisitions And Divestitures	12 Months Ended
Sep. 30, 2014
Acquisitions And Divestitures [Abstract]
Acquisitions And Divestitures
y acquired 100 percent of Virgo Valves and Controls Limited and Enardo Holdings, both in the Process Management final control business, during the first quarter of 2014. Virgo is a manufacturer of engineered valves and automation systems and Enardo is a manufacturer of tank and terminal safety equipment. Total cash paid for both businesses was approximately $506, net of cash acquired, and the Company also assumed $76 of debt. Combined sales for Virgo and Enardo in 2014 were $321. Goodwill of $323 (largely nondeductible) and identifiable intangible assets of $178, primarily customer relationships and patents and technology with weighted-average lives of approximately 12 years, were recognized from these transactions. The Company also acquired four other smaller businesses in 2014 for a total of approximately $104, net of cash acquired. Combined annual sales for these four businesses were approximately $55. These smaller acquisitions were complementary to the existing business portfolios. Valuations of certain acquired assets and liabilities are in-process and subject to refinement.

In the second quarter of 2014, the Company acquired the remaining 44.5 percent noncontrolling interest in Appleton Group (formally EGS Electrical Group), which is reported in Industrial Automation, for $574. Full ownership provides growth opportunities in the oil and gas and chemicals end markets by leveraging the Company's Process Management and international distribution channels. The transaction reduced noncontrolling interests $101 and common stockholders equity $343, and increased deferred tax assets $130. The transaction does not affect consolidated results of operations other than eliminating the noncontrolling interest's share of future earnings and distributions from this business. Sales for this electrical distribution business were $542 in 2014.

On November 22, 2013, the Company completed the divestiture of a 51 percent controlling interest in Artesyn and received proceeds of $264, net of working capital adjustment. The Company retained an interest with a fair value of approximately $60, determined using a Level 3 option pricing model. A tax benefit of $20 was recognized on completion of the transaction. Consolidated operating results for 2014 include sales of $146 and a net loss of $9 for this business through the closing date. As the Company retained a noncontrolling interest in this business, it was not classified as discontinued operations. Assets and liabilities held-for-sale at the closing date were: other current assets, $367 (accounts receivable, inventories, other); other assets, $212 (property plant and equipment, goodwill, other noncurrent assets); and accrued expenses, $255 (accounts payable and other liabilities). Prior to the divestiture, cash of $376 ($308, after tax provided for in fiscal 2013) was repatriated from this business. In fiscal 2013, the Company initiated the purchase of $600 of Emerson common stock in anticipation of the sale proceeds and the cash repatriation. The purchase of shares was completed in the first quarter of 2014. The Company recorded goodwill impairment charges in both 2013 and 2012, and income tax charges in 2013, related to this business. See Note 6.

In the fourth quarter of 2014, the Company sold its connectivity solutions business for $99 in cash, and recognized a slight gain. This business reported sales of $63 and net earnings of $3 in 2014. Connectivity solutions offered industry-leading fiber optic, radio-frequency and microwave-coaxial technologies that safeguard network reliability.
In connection with its longer-term strategy to divest selected slower-growth businesses, management is considering strategic alternatives for the power transmission solutions business, and in the fourth quarter of 2014 received several nonbinding indications of interest. This business designs and manufactures market-leading couplings, bearings, conveying components and gearing and drive components, and provides supporting services and solutions. In 2014, this business contributed sales of $605 and earnings of $87 in Industrial Automation. As of September 30, 2014, this business had working capital of $155 and net other assets of $366, including net property, plant and equipment of $122 and goodwill of $223. The Company expects to make a decision and announce plans for this business within the next three months.

The Company acquired 100 percent of Avtron Loadbank and a marine controls business during the second quarter of 2012. Avtron is a designer and manufacturer of high-quality load banks and testing systems for power equipment industries and is included in Network Power. The marine controls business supplies controls and software solutions for optimal operation of refrigerated sea containers and marine boilers and is included in Climate Technologies. In addition, the Company acquired two smaller businesses during 2012 in Process Management and Network Power. Total cash paid for all businesses was approximately $187, net of cash acquired of $5. Annualized sales for businesses acquired in 2012 were approximately $115. Goodwill of $94 (approximately $36 of which is tax deductible) and identifiable intangible assets of $82, primarily customer relationships and patents and technology with a weighted-average life of approximately 9 years, were recognized from these transactions.

In the fourth quarter of 2012, the Company sold its Knaack business unit for $114, resulting in an after-tax loss of $5 ($3 income tax benefit). Knaack had 2012 sales of $95 and net earnings of $7. Knaack, a leading provider of premium secure storage solutions for job sites and work vehicles, was reported in Commercial & Residential Solutions.

The results of operations of the acquired businesses discussed above have been included in the Company's consolidated results of operations since the respective dates of acquisition.